UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4054

                    OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

           Date of reporting period: OCTOBER 1, 2004 - MARCH 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlements                                                       26.8%
--------------------------------------------------------------------------------
Higher Education                                                          13.6
--------------------------------------------------------------------------------
Non-Profit Organization                                                   10.9
--------------------------------------------------------------------------------
Highways/Railways                                                          8.9
--------------------------------------------------------------------------------
Hospital/Health Care                                                       7.4
--------------------------------------------------------------------------------
General Obligation                                                         5.6
--------------------------------------------------------------------------------
Electric Utilities                                                         5.2
--------------------------------------------------------------------------------
Adult Living Facilities                                                    5.1
--------------------------------------------------------------------------------
Education                                                                  4.5
--------------------------------------------------------------------------------
Multifamily Housing                                                        2.1

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are based on total value of investments.

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

 AAA                     10.4%

 AA                      16.5

 A                        9.5

 BBB                     39.8

 BB                       8.7

 B                        1.5

 CCC                      2.1

 Not Rated               11.5

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2005, and are dollar-weighted based on total investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                  12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.8000.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/16/84. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/1/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              BEGINNING        ENDING          EXPENSES
                              ACCOUNT          ACCOUNT         PAID DURING
                              VALUE            VALUE           6 MONTHS ENDED
                              (10/1/04)        (3/31/05)       MARCH 31, 2005
--------------------------------------------------------------------------------
Class A Actual                $1,000.00        $1,044.50       $4.70
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00         1,020.34        4.64
--------------------------------------------------------------------------------
Class B Actual                 1,000.00         1,040.40        8.68
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00         1,016.45        8.58
--------------------------------------------------------------------------------
Class C Actual                 1,000.00         1,040.40        8.63
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00         1,016.50        8.53

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2005 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           0.92%
---------------------------
Class B           1.70
---------------------------
Class C           1.69


                  15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  March 31, 2005 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                    COUPON         MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.8%
--------------------------------------------------------------------------------------------------------------------------
NEW YORK--93.0%
$ 14,500,000   Albany IDA (Charitable Leadership)                                5.750%      07/01/2026      $  14,915,570
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Albany IDA (Charitable Leadership)                                6.000       07/01/2019          1,074,350
--------------------------------------------------------------------------------------------------------------------------
   1,140,000   Albany IDA (Sage Colleges)                                        5.250       04/01/2019          1,157,271
--------------------------------------------------------------------------------------------------------------------------
     500,000   Albany IDA (Sage Colleges)                                        5.300       04/01/2029            504,780
--------------------------------------------------------------------------------------------------------------------------
      30,000   Albany Parking Authority                                          5.625       07/15/2025             31,646
--------------------------------------------------------------------------------------------------------------------------
      30,000   Allegany County IDA (Houghton College)                            5.250       01/15/2024             30,537
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Amherst IDA (Daemen College)                                      6.000       10/01/2021          1,055,460
--------------------------------------------------------------------------------------------------------------------------
   5,895,000   Brookhaven IDA (Alternatives for Children)                        7.550       02/01/2033          6,167,644
--------------------------------------------------------------------------------------------------------------------------
   9,235,000   Brookhaven IDA (Dowling College)                                  6.750       11/01/2032          9,273,048
--------------------------------------------------------------------------------------------------------------------------
     350,000   Broome County IDA (University Plaza)                              5.200       08/01/2030            353,378
--------------------------------------------------------------------------------------------------------------------------
     250,000   Broome County IDA (University Plaza)                              5.200       08/01/2036            252,005
--------------------------------------------------------------------------------------------------------------------------
     750,000   Buffalo Municipal Water Finance Authority, Series B               5.000       07/01/2027            774,570
--------------------------------------------------------------------------------------------------------------------------
      85,000   Cattaraugus County IDA (Olean General Hospital)                   5.250       08/01/2023             87,480
--------------------------------------------------------------------------------------------------------------------------
      70,000   East Rochester Hsg. Authority (St. John's Meadows)                5.750       08/01/2037             75,172
--------------------------------------------------------------------------------------------------------------------------
   1,095,000   Erie County IDA (DePaul Properties)                               5.750       09/01/2028            850,837
--------------------------------------------------------------------------------------------------------------------------
     200,000   Erie County IDA (DePaul Properties)                               6.500       09/01/2018            186,038
--------------------------------------------------------------------------------------------------------------------------
   5,600,000   Erie County IDA (Medaille College)                                7.625       04/01/2035          5,748,792
--------------------------------------------------------------------------------------------------------------------------
   9,050,000   Erie County IDA (The Episcopal Church Home)                       5.875       02/01/2018          9,210,366
--------------------------------------------------------------------------------------------------------------------------
   9,875,000   Erie County IDA (The Episcopal Church Home)                       6.000       02/01/2028         10,053,540
--------------------------------------------------------------------------------------------------------------------------
     150,000   Erie County Tobacco Asset Securitization Corp.                    6.125       07/15/2030            153,992
--------------------------------------------------------------------------------------------------------------------------
   6,100,000   Erie County Tobacco Asset Securitization Corp.                    6.250       07/15/2040          6,302,215
--------------------------------------------------------------------------------------------------------------------------
   5,500,000   Erie County Tobacco Asset Securitization Corp.                    6.500       07/15/2032          5,754,320
--------------------------------------------------------------------------------------------------------------------------
   3,750,000   Geneva IDA (Hobart & William Smith Colleges)                      5.375       02/01/2033          3,952,950
--------------------------------------------------------------------------------------------------------------------------
   5,500,000   Hempstead IDA
               (Working Organization for Retarded Children)                      6.900       08/01/2033          5,561,985
--------------------------------------------------------------------------------------------------------------------------
   1,790,000   Herkimer County IDA
               (Herkimer County College Foundation)                              6.250       08/01/2034          1,874,112
--------------------------------------------------------------------------------------------------------------------------
   5,750,000   L.I. Power Authority RITES 2                                     11.151 1     09/01/2033          6,377,095
--------------------------------------------------------------------------------------------------------------------------
   4,395,000   L.I. Power Authority, Series A                                    5.125       09/01/2029          4,503,381
--------------------------------------------------------------------------------------------------------------------------
      30,000   L.I. Power Authority, Series A                                    5.250       12/01/2026             31,168
--------------------------------------------------------------------------------------------------------------------------
      25,000   L.I. Power Authority, Series A                                    5.300       12/01/2019             26,689
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Lyons Community Health Initiatives Corp.                          5.550       09/01/2024          1,035,550
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Monroe County IDA (Cloverwood Senior Living)                      6.875       05/01/2033            840,080
--------------------------------------------------------------------------------------------------------------------------
   1,925,000   Monroe County IDA (DePaul Community Facilities)                   5.875       02/01/2028          1,594,766
--------------------------------------------------------------------------------------------------------------------------
      40,000   Monroe County IDA (Rochester Institute of Technology)             5.250       04/01/2019             39,726
--------------------------------------------------------------------------------------------------------------------------
     525,000   Monroe County IDA (Rochester Institute of Technology)             5.375       04/01/2029            508,163
--------------------------------------------------------------------------------------------------------------------------
     460,000   Monroe County Tobacco Asset Securitization Corp.                  6.375       06/01/2035            479,182
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   Monroe Newpower Corp.                                             5.500       01/01/2034          4,115,200
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Monroe Newpower Corp.                                             5.625       01/01/2026          1,047,680


                  16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                    COUPON         MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 18,000,000   MTA Service Contract, Series A                                    5.125%      01/01/2029      $  18,536,580
--------------------------------------------------------------------------------------------------------------------------
     640,000   Nassau County IDA (ALIA-ACDS)                                     6.125       09/01/2018            654,144
--------------------------------------------------------------------------------------------------------------------------
   2,135,000   Nassau County IDA (ALIA-AP)                                       7.000       09/01/2028          2,178,319
--------------------------------------------------------------------------------------------------------------------------
     895,000   Nassau County IDA (ALIA-CMA)                                      6.125       09/01/2018            914,780
--------------------------------------------------------------------------------------------------------------------------
     990,000   Nassau County IDA (ALIA-CSMR)                                     6.125       09/01/2018          1,011,879
--------------------------------------------------------------------------------------------------------------------------
     670,000   Nassau County IDA (ALIA-EFLI)                                     6.125       09/01/2018            684,807
--------------------------------------------------------------------------------------------------------------------------
     510,000   Nassau County IDA (ALIA-HAII)                                     6.125       09/01/2018            521,271
--------------------------------------------------------------------------------------------------------------------------
     595,000   Nassau County IDA (ALIA-NCMRS)                                    6.125       09/01/2018            608,150
--------------------------------------------------------------------------------------------------------------------------
   2,765,000   Nassau County IDA (Hispanic Counseling Center)                    7.625       06/01/2033          2,798,844
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Niagara County IDA (American Ref-Fuel Company)                    5.550       11/15/2024          2,648,625
--------------------------------------------------------------------------------------------------------------------------
     500,000   Niagara County Tobacco Asset Securitization Corp.                 6.250       05/15/2034            516,220
--------------------------------------------------------------------------------------------------------------------------
     285,000   Niagara County Tobacco Asset Securitization Corp.                 6.250       05/15/2040            294,245
--------------------------------------------------------------------------------------------------------------------------
   7,745,000   Niagara Falls CSD COP (High School Facility)                      5.375       06/15/2028          8,211,326
--------------------------------------------------------------------------------------------------------------------------
   3,665,000   NY Counties Tobacco Trust I (TASC)                                6.500       06/01/2035          3,831,758
--------------------------------------------------------------------------------------------------------------------------
  14,550,000   NY Counties Tobacco Trust II (TASC)                               5.625       06/01/2035         14,361,432
--------------------------------------------------------------------------------------------------------------------------
      20,000   NY Counties Tobacco Trust II (TASC) 2                             5.750       06/01/2043             19,952
--------------------------------------------------------------------------------------------------------------------------
   1,800,000   NY Counties Tobacco Trust III                                     6.000       06/01/2043          1,844,730
--------------------------------------------------------------------------------------------------------------------------
      35,000   NYC GO                                                            5.000       08/01/2022             35,636
--------------------------------------------------------------------------------------------------------------------------
   3,050,000   NYC GO                                                            5.000       03/01/2030          3,118,107
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYC GO                                                            5.000       11/01/2034          5,100,950
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYC GO                                                            5.000       03/01/2035          3,062,220
--------------------------------------------------------------------------------------------------------------------------
   1,270,000   NYC GO                                                            5.250       03/15/2032          1,315,199
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   NYC GO                                                            5.375       12/01/2026          2,620,950
--------------------------------------------------------------------------------------------------------------------------
   1,300,000   NYC GO                                                            5.500       06/01/2022          1,389,310
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC GO                                                            5.875       08/01/2019          1,108,240
--------------------------------------------------------------------------------------------------------------------------
   6,790,000   NYC GO                                                            6.125       08/01/2025          7,255,387
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                            7.500       02/01/2019              5,017
--------------------------------------------------------------------------------------------------------------------------
   1,529,265   NYC HDC (Keith Plaza)                                             6.500       02/15/2018          1,608,757
--------------------------------------------------------------------------------------------------------------------------
   1,545,000   NYC HDC (Multifamily Hsg.), Series E-1                            4.950       11/01/2033          1,556,665
--------------------------------------------------------------------------------------------------------------------------
   2,322,305   NYC HDC (Seaview Towers)                                          6.500       01/15/2018          2,443,018
--------------------------------------------------------------------------------------------------------------------------
     100,000   NYC Health & Hospital Corp.                                       5.375       02/15/2026            103,202
--------------------------------------------------------------------------------------------------------------------------
   1,945,000   NYC Health & Hospital Corp.                                       5.450       02/15/2026          2,009,185
--------------------------------------------------------------------------------------------------------------------------
   1,445,000   NYC IDA (American Council of Learned Societies)                   5.250       07/01/2027          1,510,849
--------------------------------------------------------------------------------------------------------------------------
   2,760,000   NYC IDA (Beth Abraham Health Services)                            6.500       02/15/2022          2,871,311
--------------------------------------------------------------------------------------------------------------------------
     500,000   NYC IDA (Beth Abraham Health Services)                            6.500       11/15/2027            511,190
--------------------------------------------------------------------------------------------------------------------------
   2,100,000   NYC IDA (Beth Abraham Health Services)                            6.500       11/15/2034          2,144,037
--------------------------------------------------------------------------------------------------------------------------
   6,000,000   NYC IDA (Calhoun School)                                          6.625       12/01/2034          6,110,040
--------------------------------------------------------------------------------------------------------------------------
   3,965,000   NYC IDA
               (Community Resource Developmentally Disabled)                     7.500       08/01/2026          4,037,520
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC IDA (Eger Harbor House)                                       5.875       05/20/2044          1,090,390


                  17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                    COUPON         MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    725,000   NYC IDA (Family Support Systems)                                  7.500%      11/01/2034      $     727,385
--------------------------------------------------------------------------------------------------------------------------
     500,000   NYC IDA (Liberty-7 World Trade Center) 2,3                        6.750       03/01/2015            506,720
--------------------------------------------------------------------------------------------------------------------------
   3,700,000   NYC IDA (Lycee Francais De New York)                              5.375       06/01/2023          3,794,313
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYC IDA (Lycee Francais De New York)                              6.800       06/01/2028          4,122,280
--------------------------------------------------------------------------------------------------------------------------
   2,100,000   NYC IDA (Polytechnic University)                                  6.000       11/01/2020          2,086,224
--------------------------------------------------------------------------------------------------------------------------
   4,080,000   NYC IDA (Polytechnic University)                                  6.125       11/01/2030          4,058,866
--------------------------------------------------------------------------------------------------------------------------
   1,380,000   NYC IDA (PSCH)                                                    6.375       07/01/2033          1,461,351
--------------------------------------------------------------------------------------------------------------------------
   1,490,000   NYC IDA (Staten Island University Hospital)                       6.450       07/01/2032          1,469,125
--------------------------------------------------------------------------------------------------------------------------
   6,020,000   NYC IDA (The Child School)                                        7.550       06/01/2033          6,198,312
--------------------------------------------------------------------------------------------------------------------------
  15,785,000   NYC IDA (Touro College)                                           6.350       06/01/2029         15,828,251
--------------------------------------------------------------------------------------------------------------------------
   5,600,000   NYC IDA (Urban Resource Institute)                                7.375       11/01/2033          5,793,984
--------------------------------------------------------------------------------------------------------------------------
   5,600,000   NYC IDA (Vocational Instruction)                                  7.750       02/01/2033          5,850,600
--------------------------------------------------------------------------------------------------------------------------
   4,245,000   NYC IDA (YMCA of Greater NY)                                      5.250       08/01/2021          4,361,525
--------------------------------------------------------------------------------------------------------------------------
   3,015,000   NYC Municipal Water Finance Authority                             5.000       06/15/2032          3,075,179
--------------------------------------------------------------------------------------------------------------------------
     100,000   NYC Municipal Water Finance Authority                             5.125       06/15/2030            103,126
--------------------------------------------------------------------------------------------------------------------------
     155,000   NYC Municipal Water Finance Authority                             5.250       06/15/2029            161,911
--------------------------------------------------------------------------------------------------------------------------
   8,000,000   NYC Municipal Water Finance Authority                             5.500       06/15/2033          8,583,280
--------------------------------------------------------------------------------------------------------------------------
     120,000   NYS DA (Bethel Springvale Home)                                   6.000       02/01/2035            125,119
--------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (Canisius College)                                         5.600       07/01/2023             20,528
--------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (Dept. of Health)                                          5.500       07/01/2025             20,935
--------------------------------------------------------------------------------------------------------------------------
   5,750,000   NYS DA (Ithaca College)                                           5.250       07/01/2026          6,031,578
--------------------------------------------------------------------------------------------------------------------------
     220,000   NYS DA (Judicial Facilities Lease)                                7.375       07/01/2016            264,752
--------------------------------------------------------------------------------------------------------------------------
   1,870,000   NYS DA (Lenox Hill Hospital Obligated Group)                      5.500       07/01/2030          1,926,119
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYS DA (Mental Health)                                            5.375       02/15/2026              5,196
--------------------------------------------------------------------------------------------------------------------------
     625,000   NYS DA (Montefiore Medical Center)                                5.450       08/01/2029            655,950
--------------------------------------------------------------------------------------------------------------------------
   9,250,000   NYS DA (MSH/NYU Hospital Center/
               HJDOI Obligated Group)                                            6.500       07/01/2025          9,616,300
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYS DA (Mt. Sinai/NYU Health)                                     6.000       07/01/2026         10,009,500
--------------------------------------------------------------------------------------------------------------------------
   9,330,000   NYS DA (Mt. Sinai/NYU Health)                                     6.250       07/01/2022          9,342,036
--------------------------------------------------------------------------------------------------------------------------
     680,000   NYS DA (Nursing Home) 3                                           4.900       02/15/2041            680,014
--------------------------------------------------------------------------------------------------------------------------
     835,000   NYS DA (Nursing Home) 3                                           4.950       02/15/2045            837,288
--------------------------------------------------------------------------------------------------------------------------
      70,000   NYS DA (Nyack Hospital)                                           6.250       07/01/2013             69,996
--------------------------------------------------------------------------------------------------------------------------
     430,000   NYS DA (Rochester General Hospital)                               5.700       08/01/2033            433,917
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (School District Financing)                                5.750       10/01/2030          5,565,600
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYS DA (SS Joachim & Anne Residence)                              5.250       07/01/2027          4,123,640
--------------------------------------------------------------------------------------------------------------------------
      40,000   NYS DA (St. Joseph's Hospital Health Center)                      5.250       07/01/2018             42,491
--------------------------------------------------------------------------------------------------------------------------
      55,000   NYS DA (St. Vincent's Hospital & Medical Center)                  7.375       08/01/2011             55,207
--------------------------------------------------------------------------------------------------------------------------
  13,090,000   NYS DA (State University Educational Facilities)                  5.250       05/15/2015         14,203,043
--------------------------------------------------------------------------------------------------------------------------
   2,510,000   NYS DA (State University Educational Facilities)                  5.250       05/15/2021          2,738,862
--------------------------------------------------------------------------------------------------------------------------
   1,015,000   NYS DA (Winthrop University Hospital)                             5.500       07/01/2023          1,060,036


                  18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                    COUPON         MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     85,000   NYS EFC (NYS Water Services)                                      6.600%      09/15/2012      $      85,290
--------------------------------------------------------------------------------------------------------------------------
      15,000   NYS EFC (NYS Water Services)                                      7.200       03/15/2011             15,512
--------------------------------------------------------------------------------------------------------------------------
   5,395,000   NYS HFA RITES 2                                                   9.288 1     11/01/2015          5,762,561
--------------------------------------------------------------------------------------------------------------------------
      45,000   NYS Medcare (Hospital & Nursing Home)                             5.400       08/15/2033             45,144
--------------------------------------------------------------------------------------------------------------------------
     800,000   NYS Medcare (Hospital & Nursing Home)                             6.300       08/15/2023            817,424
--------------------------------------------------------------------------------------------------------------------------
   2,800,000   NYS Medcare (Long Term Health Care)                               6.400       11/01/2014          2,818,564
--------------------------------------------------------------------------------------------------------------------------
      80,000   NYS Medcare (St. Luke's Hospital)                                 5.625       08/15/2018             81,992
--------------------------------------------------------------------------------------------------------------------------
     500,000   NYS Thruway Authority                                             5.000       01/01/2030            519,320
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYS UDC (Personal Income Tax)                                     5.125       03/15/2027          3,269,430
--------------------------------------------------------------------------------------------------------------------------
   1,750,000   NYS UDC RITES 2                                                  11.196 1     03/15/2025          2,346,435
--------------------------------------------------------------------------------------------------------------------------
     250,000   Oneida County IDA
               (Mohawk Valley Handicapped Services)                              5.300       03/15/2019            256,898
--------------------------------------------------------------------------------------------------------------------------
      55,000   Onondaga County IDA (Salina Free Library)                         5.500       12/01/2022             57,751
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Orange County IDA (Glen Arden)                                    5.625       01/01/2018            893,060
--------------------------------------------------------------------------------------------------------------------------
     275,000   Orange County IDA (Glen Arden)                                    5.700       01/01/2028            225,962
--------------------------------------------------------------------------------------------------------------------------
   1,500,000   Otsego County IDA (Hartwick College)                              5.900       07/01/2022          1,419,930
--------------------------------------------------------------------------------------------------------------------------
  12,740,000   Port Authority  NY/NJ (Delta Air Lines)                           6.950       06/01/2008         12,753,122
--------------------------------------------------------------------------------------------------------------------------
   2,475,000   Rensselaer County Tobacco Asset Securitization Corp.              5.625       06/01/2035          2,442,924
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   Rensselaer County Tobacco Asset Securitization Corp. 2            5.750       06/01/2043          1,995,200
--------------------------------------------------------------------------------------------------------------------------
   1,060,000   Rockland County Tobacco Asset Securitization Corp.                5.625       08/15/2035          1,046,241
--------------------------------------------------------------------------------------------------------------------------
   3,150,000   Rockland County Tobacco Asset Securitization Corp.                5.750       08/15/2043          3,142,472
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Saratoga County IDA (Saratoga Hospital)                           5.125       12/01/2033          2,579,250
--------------------------------------------------------------------------------------------------------------------------
   9,730,000   SONYMA, Series 61                                                 5.800       10/01/2016         10,164,542
--------------------------------------------------------------------------------------------------------------------------
     250,000   SONYMA, Series 83                                                 5.550       10/01/2027            257,263
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   Suffolk County IDA (ALIA-IGHL)                                    7.250       12/01/2033          4,083,040
--------------------------------------------------------------------------------------------------------------------------
     150,000   Suffolk County IDA (Dowling College)                              6.625       06/01/2024            150,041
--------------------------------------------------------------------------------------------------------------------------
   1,500,000   Suffolk County IDA (Jefferson's Ferry)                            7.200       11/01/2019          1,594,290
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Suffolk County IDA (L.I. Network Community Services)              7.550       02/01/2034          1,021,000
--------------------------------------------------------------------------------------------------------------------------
     505,000   Suffolk County IDA (Pederson-Krag Center)                         7.200       02/01/2035            494,653
--------------------------------------------------------------------------------------------------------------------------
     520,000   Sullivan County IDA (Center for Discovery)                        6.950       02/01/2035            510,978
--------------------------------------------------------------------------------------------------------------------------
     100,000   Syracuse IDA (Crouse Irving Companies)                            5.250       01/01/2017            102,545
--------------------------------------------------------------------------------------------------------------------------
      25,000   Triborough Bridge & Tunnel Authority                              5.000       01/01/2020             26,007
--------------------------------------------------------------------------------------------------------------------------
   3,585,000   Triborough Bridge & Tunnel Authority RITES 2                     11.085 1     11/15/2032          3,907,865
--------------------------------------------------------------------------------------------------------------------------
   2,560,000   Triborough Bridge & Tunnel Authority RITES 2                     11.092 1     11/15/2027          2,863,462
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   Triborough Bridge & Tunnel Authority RITES 2                     11.092 1     11/15/2032         10,900,600
--------------------------------------------------------------------------------------------------------------------------
   4,550,000   Triborough Bridge & Tunnel Authority RITES 2                     11.584 1     11/15/2029          5,198,921
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Triborough Bridge & Tunnel Authority RITES 2                     12.196 1     11/15/2023          3,190,450
--------------------------------------------------------------------------------------------------------------------------
  94,960,000   TSASC, Inc. (TFABs)                                               5.750       07/15/2032         96,389,148
--------------------------------------------------------------------------------------------------------------------------
   1,205,000   TSASC, Inc. (TFABs)                                               6.250       07/15/2027          1,251,465
--------------------------------------------------------------------------------------------------------------------------
  19,345,000   TSASC, Inc. (TFABs)                                               6.250       07/15/2034         20,045,869


                  19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                    COUPON         MATURITY         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    800,000   TSASC, Inc. (TFABs)                                               6.375%      07/15/2039      $     833,528
---------------------------------------------------------------------------------------------------------------------------
   3,000,000   Utica IDA (Utica College Civic Facility)                          5.750       08/01/2028          2,958,030
---------------------------------------------------------------------------------------------------------------------------
   1,250,000   Utica IDA (Utica College Civic Facility)                          6.750       12/01/2021          1,286,988
---------------------------------------------------------------------------------------------------------------------------
     250,000   Westchester County IDA (Guiding Eyes for the Blind)               5.375       08/01/2024            255,520
---------------------------------------------------------------------------------------------------------------------------
     500,000   Westchester County IDA (Kendal on Hudson)                         6.500       01/01/2034            506,880
---------------------------------------------------------------------------------------------------------------------------
   1,930,000   Westchester County IDA (Rippowam-Cisqua School)                   5.750       06/01/2029          1,963,350
---------------------------------------------------------------------------------------------------------------------------
     320,000   Westchester County IDA (Schnurmacher Center)                      6.500       11/01/2013            329,834
---------------------------------------------------------------------------------------------------------------------------
     600,000   Westchester County IDA (Schnurmacher Center)                      6.500       11/01/2033            622,278
---------------------------------------------------------------------------------------------------------------------------
      55,000   Yonkers IDA (Community Devel. Properties)                         6.625       02/01/2026             59,081
                                                                                                             --------------
                                                                                                               566,197,629
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--8.8%
   8,375,000   Guam GO, Series A                                                 5.400       11/15/2018          8,360,009
---------------------------------------------------------------------------------------------------------------------------
   1,085,000   Guam GO, Series A                                                 6.000       09/01/2006          1,085,022
---------------------------------------------------------------------------------------------------------------------------
   5,250,000   Guam Power Authority, Series A                                    5.125       10/01/2029          5,460,945
---------------------------------------------------------------------------------------------------------------------------
  10,000,000   Guam Power Authority, Series A                                    5.250       10/01/2034         10,535,500
---------------------------------------------------------------------------------------------------------------------------
   5,275,000   Puerto Rico Children's Trust Fund (TASC)                          5.625       05/15/2043          5,241,820
---------------------------------------------------------------------------------------------------------------------------
   3,720,000   Puerto Rico Highway & Transportation Authority, Series D          5.250       07/01/2038          3,872,031
---------------------------------------------------------------------------------------------------------------------------
   6,000,000   Puerto Rico Highway & Transportation Authority, Series G          5.000       07/01/2042          6,066,240
---------------------------------------------------------------------------------------------------------------------------
   4,305,000   Puerto Rico ITEMECF
               (Polytechnic University of Puerto Rico)                           5.000       08/01/2022          4,315,203
---------------------------------------------------------------------------------------------------------------------------
   2,950,000   Puerto Rico Public Finance Corp., Series E                        5.500       08/01/2029          3,271,255
---------------------------------------------------------------------------------------------------------------------------
   1,000,000   Puerto Rico Public Finance Corp., Series E                        5.500       08/01/2029          1,058,800
---------------------------------------------------------------------------------------------------------------------------
   1,000,000   University of V.I. , Series A                                     5.375       06/01/2034          1,040,140
---------------------------------------------------------------------------------------------------------------------------
   1,700,000   V.I.  Public Finance Authority (Gross Receipts Taxes Loan)        5.000       10/01/2031          1,730,243
---------------------------------------------------------------------------------------------------------------------------
   1,485,000   V.I.  Public Finance Authority, Series A                          5.500       10/01/2022          1,538,222
---------------------------------------------------------------------------------------------------------------------------
     250,000   V.I.  Water & Power Authority                                     5.300       07/01/2018            255,500
                                                                                                             --------------
                                                                                                                53,830,930
---------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $587,751,216)--101.8%                                                       620,028,559
---------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(1.8)                                                                  (11,178,853)
                                                                                                             --------------
 NET ASSETS--100.0%                                                                                          $ 608,849,706
                                                                                                             ==============

AS OF MARCH 31, 2005, NONE OF THE SECURITIES WERE SUBJECT TO ALTERNATIVE MINIMUM TAX.

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $43,069,261, which represents 7.07% of the Fund's net assets. See Note 5 of Notes to Financial Statements.

3. When-issued security or forward commitment to be delivered and settled after March 31, 2005. See Note 1 of Notes to Financial Statements.


                  20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  March 31, 2005
--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        10.4%
AA                                                                         16.5
A                                                                           9.5
BBB                                                                        39.8
BB                                                                          8.7
B                                                                           1.5
CCC                                                                         2.1
Not Rated                                                                  11.5
                                                                        --------
Total                                                                     100.0%
                                                                        ========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS     Association for Children with Down
         Syndrome
ALIA     Alliance of Long Island Agencies
AP       Advantage Planning, Inc.
CMA      Community Mainstreaming Associates, Inc.
COP      Certificates of Participation
CSD      Central School District
CSMR     Community Services for the Mentally
         Retarded
DA       Dormitory Authority
EFC      Environmental Facilities Corp.
EFLI     Epilepsy Foundation of L.I., Inc.
GO       General Obligation
HAII     Homes Anew II, Inc.
HDC      Housing Development Corp.
HFA      Housing Finance Agency/Authority
HJDOI    Hospital for Joint Diseases Orthopedic
         Institute
IDA      Industrial Development Agency
IGHL     Independent Group Home for Living
ITEMECF  Industrial, Tourist, Educational, Medical
         and Environmental Community Facilities
L.I.     Long Island
MSH/NYU  Mount Sinai Hospital/New York University
MTA      Metropolitan Transportation Authority
NCMRS    Nassau Community Mental Retardation
         Services Co.
NY/NJ    New York/New Jersey
NYC      New York City
NYS      New York State
NYU      New York University
PSCH     Professional Service Centers for the
         Handicapped, Inc.
RITES    Residual Interest Tax Exempt Security
SONYMA   State of New York Mortgage Agency
TASC     Tobacco Settlement Asset-Backed Bonds
TFABs    Tobacco Flexible Amortization Bonds
UDC      Urban Development Corp.
V.I.     United States Virgin Islands
YMCA     Young Men's Christian Association


                  21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                        MARKET VALUE        PERCENT
----------------------------------------------------------------------------
Tobacco Settlements                           $  165,946,713           26.8%
Higher Education                                  84,406,163           13.6
Not-for-Profit Organization                       68,409,158           10.9
Highways/Railways                                 55,081,476            8.9
Hospital/Health Care                              46,029,565            7.4
General Obligation                                34,513,798            5.6
Electric Utilities                                32,353,158            5.2
Adult Living Facilities                           31,482,357            5.1
Education                                         27,753,895            4.5
Multifamily Housing                               13,141,946            2.1
Water Utilities                                   12,798,868            2.1
Airlines                                          12,753,122            2.1
Single Family Housing                             10,421,805            1.7
Municipal Leases                                   9,041,879            1.5
Sales Tax Revenue                                  7,598,520            1.2
Special Tax                                        5,615,865            0.9
Resource Recovery                                  2,648,625            0.4
Parking Fee Revenue                                   31,646            0.0
                                              ------------------------------
Total                                         $  620,028,559          100.0%
                                              ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2005

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $587,751,216)--see accompanying statement of investments    $ 620,028,559
------------------------------------------------------------------------------------------------------
Cash                                                                                          823,550
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                    9,654,867
Shares of beneficial interest sold                                                          1,722,027
Investments sold                                                                            1,076,780
Other                                                                                          22,418
                                                                                        --------------
Total assets                                                                              633,328,201

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $2,015,000 purchased on a when-issued basis
or forward commitment)                                                                     12,543,472
Payable to conduit lender (See Note 6)                                                      8,900,000
Shares of beneficial interest redeemed                                                      1,739,091
Dividends                                                                                     708,788
Distribution and service plan fees                                                            334,327
Trustees' compensation                                                                        121,397
Shareholder communications                                                                     30,515
Transfer and shareholder servicing agent fees                                                  26,266
Interest expense                                                                               12,624
Other                                                                                          62,015
                                                                                        --------------
Total liabilities                                                                          24,478,495

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 608,849,706
                                                                                        ==============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $      48,141
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                588,444,742
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           2,196,697
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (14,117,217)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 32,277,343
                                                                                        --------------
NET ASSETS                                                                              $ 608,849,706
                                                                                        ==============


                  23 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$562,820,235 and 44,502,100 shares of beneficial interest outstanding)                  $       12.65
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                $       13.28
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$26,864,115 and 2,123,319 shares of beneficial interest outstanding)                    $       12.65
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$19,165,356 and 1,515,087 shares of beneficial interest outstanding)                    $       12.65

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2005
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest                                                                                $  18,821,853

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                             1,574,709
------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                       610,029
Class B                                                                                       135,436
Class C                                                                                        83,249
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                       148,100
Class B                                                                                         8,395
Class C                                                                                         5,213
------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                        28,695
Class B                                                                                         1,907
Class C                                                                                           802
------------------------------------------------------------------------------------------------------
Interest expense                                                                              207,155
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                    16,528
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                         10,250
------------------------------------------------------------------------------------------------------
Other                                                                                          42,085
                                                                                        --------------
Total expenses                                                                              2,872,553
Less reduction to custodian expenses                                                             (976)
                                                                                        --------------
Net expenses                                                                                2,871,577

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      15,950,276

------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                           (9,121,368)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                       18,694,740

------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $  25,523,648
                                                                                        ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS                  YEAR
                                                                          ENDED                 ENDED
                                                                 MARCH 31, 2005         SEPTEMBER 30,
                                                                    (UNAUDITED)                  2004
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $  15,950,276        $   33,577,820
------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                             (9,121,368)              451,186
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                18,694,740             3,740,499
                                                                  ------------------------------------
Net increase in net assets resulting from operations                 25,523,648            37,769,505

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (15,154,595)          (29,863,870)
Class B                                                                (646,615)           (1,440,068)
Class C                                                                (398,738)             (697,461)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                              14,347,491               937,726
Class B                                                              (1,128,724)           (5,643,739)
Class C                                                               3,195,905             2,556,172

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase                                                       25,738,372             3,618,265
------------------------------------------------------------------------------------------------------
Beginning of period                                                 583,111,334           579,493,069
                                                                  ------------------------------------
End of period (including accumulated net investment income of
$2,196,697 and $2,446,369, respectively)                          $ 608,849,706        $  583,111,334
                                                                  ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2005                                                               SEPT. 30,
CLASS A                                    (UNAUDITED)          2004          2003            2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    12.45     $   12.31     $   12.75       $   12.67     $   12.15     $   12.24
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .34 1         .72           .71             .68           .67           .64
Net realized and unrealized gain (loss)            .21           .11          (.44)            .06           .50          (.09)
                                            ------------------------------------------------------------------------------------
Total from investment operations                   .55           .83           .27             .74          1.17           .55
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.35)         (.69)         (.71)           (.66)         (.65)         (.64)
Distributions from net realized gain                --            --            --              --            --            -- 2
                                            ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.35)         (.69)         (.71)           (.66)         (.65)         (.64)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period              $    12.65     $   12.45     $   12.31       $   12.75     $   12.67     $   12.15
                                            ====================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                4.45%         6.91%         2.07%           6.11%         9.77%         4.78%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  562,820     $ 539,834     $ 533,563       $ 536,126     $ 530,464     $ 509,288
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  547,722     $ 536,613     $ 531,977       $ 525,519     $ 526,333     $ 529,839
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             5.46%         5.84%         5.57%           5.44%         5.30%         5.45%
Total expenses                                    0.92%         0.91%         0.93%           0.89%         0.84%         0.89%
Expenses after payments and waivers and
reduction to custodian expenses                    N/A 5        0.88%          N/A 5,6         N/A 5         N/A 5         N/A 5
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              2%            6%           63%             73%           10%           26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2005                                                               SEPT. 30,
CLASS B                                    (UNAUDITED)          2004          2003            2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    12.45     $   12.32     $   12.75       $   12.68     $   12.16     $   12.25
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .29 1         .62           .60             .58           .56           .53
Net realized and unrealized gain (loss)            .21           .10          (.42)            .06           .51          (.07)
                                            ------------------------------------------------------------------------------------
Total from investment operations                   .50           .72           .18             .64          1.07           .46
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.30)         (.59)         (.61)           (.57)         (.55)         (.55)
Distributions from net realized gain                --            --            --              --            --            -- 2
                                            ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.30)         (.59)         (.61)           (.57)         (.55)         (.55)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    12.65     $   12.45     $   12.32       $   12.75     $   12.68     $   12.16
                                            ====================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                4.04%         5.99%         1.36%           5.22%         8.94%         3.98%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   26,864     $  27,555     $  32,851       $  40,896     $  46,422     $  49,671
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   27,248     $  30,212     $  36,000       $  42,021     $  48,115     $  60,299
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             4.69%         5.05%         4.77%           4.67%         4.53%         4.68%
Total expenses                                    1.70%         1.69%         1.71%           1.66%         1.61%         1.67%
Expenses after payments and waivers and
reduction to custodian expenses                    N/A 5        1.66%          N/A 5,6         N/A 5         N/A 5         N/A 5
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              2%            6%           63%             73%           10%           26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                        MARCH 31, 2005                                                               SEPT. 30,
CLASS C                                    (UNAUDITED)          2004          2003            2002          2001          2000
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    12.45     $   12.32     $   12.75       $   12.68     $   12.15     $   12.24
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .28 1         .62           .60             .57           .56           .56
Net realized and unrealized gain (loss)            .22           .10          (.42)            .07           .52          (.10)
                                            ------------------------------------------------------------------------------------
Total from investment operations                   .50           .72           .18             .64          1.08           .46
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.30)         (.59)         (.61)           (.57)         (.55)         (.55)
Distributions from net realized gain                --            --            --              --            --            -- 2
                                            ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.30)         (.59)         (.61)           (.57)         (.55)         (.55)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    12.65     $   12.45     $   12.32       $   12.75     $   12.68     $   12.15
                                            ====================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                4.04%         5.99%         1.35%           5.22%         9.03%         3.97%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $   19,165     $  15,723     $  13,080       $  10,603     $   8,251     $   5,954
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   16,808     $  14,598     $  11,852       $   9,183     $   6,979     $   6,121
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             4.66%         5.04%         4.78%           4.66%         4.51%         4.68%
Total expenses                                    1.69%         1.69%         1.72%           1.66%         1.61%         1.66%
Expenses after payments and waivers and
reduction to custodian expenses                    N/A 5        1.66%          N/A 5,6         N/A 5         N/A 5         N/A 5
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              2%            6%           63%             73%           10%           26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free New York Municipals (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with the preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                  30 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2005, the Fund had purchased $2,015,000 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $40,547,389 as of March 31, 2005. Including the effect of leverage, inverse floaters represent 15.91% of the Fund's total assets as of March 31, 2005.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


                  31 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of March 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $10,578,686 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of March 31, 2005, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended September 30, 2004, the Fund utilized $393,609 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of September 30, 2004, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                  EXPIRING
                  -----------------------------
                  2009            $   1,457,318

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2005, the Fund's projected benefit obligations were increased by $2,030 and payments of $10,239 were made to retired trustees, resulting in an accumulated liability of $99,859 as of March 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                  32 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED MARCH 31, 2005       YEAR ENDED SEPTEMBER 30, 2004
                                  SHARES             AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                           2,629,482       $ 33,255,871        3,850,924       $ 48,207,057
Dividends and/or
distributions reinvested         803,102         10,106,720        1,587,925         19,824,440
Redeemed                      (2,307,083)       (29,015,100)      (5,394,003)       (67,093,771)
                              ------------------------------------------------------------------
Net increase                   1,125,501       $ 14,347,491           44,846       $    937,726
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                             136,254       $  1,713,453          348,550       $  4,364,065
Dividends and/or
distributions reinvested          33,119            417,056           74,760            934,320
Redeemed                        (259,305)        (3,259,233)        (877,035)       (10,942,124)
                              ------------------------------------------------------------------
Net decrease                     (89,932)      $ (1,128,724)        (453,725)      $ (5,643,739)
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                             376,523       $  4,757,371          366,324       $  4,608,949
Dividends and/or
distributions reinvested          20,674            260,340           35,480            442,749
Redeemed                        (145,242)        (1,821,806)        (200,686)        (2,495,526)
                              ------------------------------------------------------------------
Net increase                     251,955       $  3,195,905          201,118       $  2,556,172
                              ==================================================================


                  33 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2005, were $28,694,011 and $10,856,721, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2005, the Fund paid $164,096 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2005 for Class B and Class C shares were $1,427,463 and $299,159, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                  34 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                    CLASS A          CLASS B            CLASS C
                                 CLASS A         CONTINGENT       CONTINGENT         CONTINGENT
                               FRONT-END           DEFERRED         DEFERRED           DEFERRED
                           SALES CHARGES      SALES CHARGES    SALES CHARGES      SALES CHARGES
SIX MONTHS                   RETAINED BY        RETAINED BY      RETAINED BY        RETAINED BY
ENDED                        DISTRIBUTOR        DISTRIBUTOR      DISTRIBUTOR        DISTRIBUTOR
-----------------------------------------------------------------------------------------------
March 31, 2005                 $  60,997          $   5,373        $  28,436          $   1,915

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.7503% as of March 31, 2005). The Fund pays additional fees of 0.30%


                  35 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS Continued

per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the six months ended March 31, 2005, the average daily loan balance was $14,987,912 at an average daily interest rate of 2.702%. The Fund had borrowings outstanding of $8,900,000 at March 31, 2005 at an interest rate of 2.7503%. The Fund had gross borrowings and gross loan repayments of $35,000,000 and $49,100,000, respectively, during the six months ended March 31, 2005. The maximum amount of borrowings outstanding at any month-end during the six months ended March 31, 2005 was $25,200,000. The Fund paid $10,278 in fees and $238,035 interest during the six months ended March 31, 2005.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  36 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  37 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding, Daniel G. Loughran, Scott Cottier and Troy Willis and the Manager's municipal bond investment team and analysts. Mr. Fielding is the team leader and a portfolio manager and trader for the Fund. He has been the Senior Portfolio Manager of the Fund since July 2002, a Senior Vice President of the Manager since January 1996 and Chairman of the Rochester Division of the Manager since January 1996. Mr. Cottier


                  38 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS has been both a portfolio manager and a trader for the Fund since 2002 and a Vice President of the Manager since 2002. Prior to joining the Manager in 2002, Mr. Cottier was a portfolio manager and trader at Victory Capital Management from 1999 to 2002. Mr. Loughran has been a portfolio manager and a trader for the Fund and a Vice President of the Manager since April 2001. He has been a portfolio manager with the Manager since 1999. Mr. Willis has been an Associate portfolio manager and a trader for both the Fund and the Manager since 2003. Prior to joining the Manager in 2003, Mr. Willis was a Corporate Attorney for Southern Resource Group from 1999 to 2003. Mr. Fielding has had over 27 years of experience, and Messrs. Loughran and Cottier have had over 10 years of experience managing tax exempt and fixed-income investments.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other New York municipal fixed-income funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's three-, five-, and ten-year performance was below its peer group average. However, its one-year performance was better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other municipal fixed-income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's actual management fees and total expenses are lower than its peer group average, although the Fund's contractual management fees are slightly higher than its peer group average. In addition, the Board evaluated the comparability of the fees charged and services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information provided regarding the direct and indirect


                  39 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the Fund has recently experienced modest asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  40 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable.

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free New York Municipals


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005